Note 6 - Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities [Table Text Block]
	December 31,
	2014	2013
Accrued compensation	$1,440	$1,844
Warranty reserve	237	383
Other	1,742	2,153
	$3,419	$4,380

Schedule of Product Warranty Liability [Table Text Block]
	Year ended December 31
	2014	2013	2012
Beginning balance	$383	$770	$430
Additions charged to costs and expenses	515	554	1,507
Claims processed	(661)	(941)	(1,167)
Ending balance	$237	$383	$770